Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long Service Benefit Obligations and Net Periodic Benefit Cost (Detail) - Termination and Long Service Arrangements [Member]
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	2.60%
Rate of compensation increase	2.90%	2.60%